Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Sales	£ 3,428	£ 3,397	£ 3,869
Adjusted operating profit	385	313	581
Costs of major restructuring	(214)		(159)
Intangible charges	(51)	(80)	(163)
Other net gains and losses	63	178	16
Operating profit	183	411	275
Finance costs	(68)	(107)	(84)
Finance income	42	50	41
Profit before tax	157	354	232
Income tax	3	(44)	34
Profit for the year	160	310	266
Share of results of joint ventures and associates	1	5	54
Depreciation And Impairment	241	125	123
Amortisation And Impairment	446	472	537
Penguin Random House [member]
Disclosure of operating segments [line items]
Other net gains and losses		180
Continuing operation [member]
Disclosure of operating segments [line items]
Sales	3,428	3,397	3,869
Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Adjusted operating profit		1	65
Costs of major restructuring			(2)
Intangible charges			(12)
Other net gains and losses		180
Operating profit		181	51
Share of results of joint ventures and associates		1	51
Assessments And Qualifications [Member]
Disclosure of operating segments [line items]
Sales	1,204	1,082	1,280
Assessments And Qualifications [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	1,204	1,082	1,280
Adjusted operating profit	216	147	252
Costs of major restructuring	(48)		(38)
Intangible charges	(13)	(29)	(23)
Operating profit	155	118	191
Depreciation And Impairment	92	53	49
Amortisation And Impairment	129	148	135
Virtual Learning [Member]
Disclosure of operating segments [line items]
Sales	713	692	584
Virtual Learning [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	713	692	584
Adjusted operating profit	32	29	13
Costs of major restructuring	(48)		(13)
Intangible charges	(25)	(30)	(36)
Operating profit	(41)	(1)	(36)
Share of results of joint ventures and associates	(1)
Depreciation And Impairment	48	21	18
Amortisation And Impairment	67	64	62
English Language Learning [Member]
Disclosure of operating segments [line items]
Sales	238	218	320
English Language Learning [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	238	218	320
Adjusted operating profit	15	1	59
Costs of major restructuring	(27)		(10)
Intangible charges	(3)	(7)	(80)
Operating profit	(15)	(6)	(31)
Share of results of joint ventures and associates	3	4	3
Depreciation And Impairment	14	7	8
Amortisation And Impairment	34	34	104
Workforce Skills [Member]
Disclosure of operating segments [line items]
Sales	172	163	185
Workforce Skills [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	172	163	185
Adjusted operating profit	27	26	31
Costs of major restructuring	(28)		(7)
Intangible charges	(7)	(8)	(9)
Other net gains and losses	(2)
Operating profit	(10)	18	15
Share of results of joint ventures and associates	(1)
Depreciation And Impairment	9	5	5
Amortisation And Impairment	25	24	24
Higher Education [Member]
Disclosure of operating segments [line items]
Sales	849	956	1,102
Higher Education [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	849	956	1,102
Adjusted operating profit	73	93	134
Costs of major restructuring	(63)		(68)
Intangible charges	(2)	(3)
Operating profit	8	90	66
Depreciation And Impairment	63	28	29
Amortisation And Impairment	165	167	172
Strategic Review [Member]
Disclosure of operating segments [line items]
Sales	252	286	398
Strategic Review [Member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	252	286	398
Adjusted operating profit	22	16	27
Costs of major restructuring			(21)
Intangible charges	(1)	(3)	(3)
Other net gains and losses	65	(2)	16
Operating profit	86	11	19
Depreciation And Impairment	15	11	14
Amortisation And Impairment	£ 26	£ 35	£ 40